Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP INCOME FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000027825
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2015
Prospectus Date	rr_ProspectusDate	Nov. 27, 2015